Statement to Securityholder

Ally Auto Receivables Trust 2010-2

Distribution Information	Deal Information

1. Distribution Summary	Deal: Ally Auto Receivables Trust 2010-2
Asset Type: Consumer Retail
2. Factor Summary

3. Interest Summary	Closing Date: 6/25/2010

4. Collections and Distributions	Bloomberg Ticker: ALLYA 2010-2

5. Collateral Summary	Collection Period, Begin: 3/1/2011
Collection Period, End: 3/31/2011
6. Charge-Off and Delinquency Rates	Determination Date: 04/11/2011
Distribution Date: 4/15/2011
7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone: (866) 710-4623
E-Mail: securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

1. Distribution Summary
Class	CUSIP	Initial Note Principal Balance	Beginning Note Principal Balance	Note Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Carryover Shortfall	Interest Carryover Shortfall	Ending Note Principal Balance (1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005LAA2	250,000,000.00	0.00	0.58624	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005LAB0	257,000,000.00	199,634,057.58	0.89	32,459,949.87	148,061.93	32,608,011.80	0.00	0.00	167,174,107.71
A-3	02005LAC8	448,000,000.00	448,000,000.00	1.38	0.00	515,200.00	515,200.00	0.00	0.00	448,000,000.00
A-4	02005LAD6	182,800,000.00	182,800,000.00	2.09	0.00	318,376.67	318,376.67	0.00	0.00	182,800,000.00
B	02005LAE4	34,700,000.00	34,700,000.00	3.02	0.00	87,328.33	87,328.33	0.00	0.00	34,700,000.00
C	02005LAF1	28,400,000.00	28,400,000.00	3.51	0.00	83,070.00	83,070.00	0.00	0.00	28,400,000.00
Deal Totals		1,200,900,000.00	893,534,057.58		32,459,949.87	1,152,036.93	33,611,986.80	0.00	0.00	861,074,107.71

2. Factor Summary
(Amount per $1,000 of Original Principal)
Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	776.78621626	126.30330689	0.57611646	126.87942335	0.00000000	650.48290938
A-3	1,000.00000000	0.00000000	1.15000000	1.15000000	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.74166668	1.74166668	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	2.51666657	2.51666657	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.92500000	2.92500000	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

Beginning Aggregate Note Pool Factor:	744.05367439
Ending Aggregate Note Pool Factor:	717.02398843

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary
Class	Accrual Methodology	Beginning Note Principal Balance	Note Rate	Target Interest Distribution	Actual Interest Distribution	Interest Shortfall Amount Allocated/(Repaid) (1) - (2) = (3)	Remaining Unpaid Interest Carryover Shortfall
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.58624	0.00	0.00	0.00	0.00
A-2	30/360	199,634,057.58	0.89	148,061.93	148,061.93	0.00	0.00
A-3	30/360	448,000,000.00	1.38	515,200.00	515,200.00	0.00	0.00
A-4	30/360	182,800,000.00	2.09	318,376.67	318,376.67	0.00	0.00
Class A Totals		830,434,057.58		981,638.60	981,638.60	0.00	0.00

B	30/360	34,700,000.00	3.02	87,328.33	87,328.33	0.00	0.00
C	30/360	28,400,000.00	3.51	83,070.00	83,070.00	0.00	0.00
Deal Totals		893,534,057.58		1,152,036.93	1,152,036.93	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

4. Collections and Distributions
Collections
Receipts During the Period	37,518,755.26
Administrative Purchase Payments	65,727.72
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	453,653.25
Other Fees or Expenses Paid	0.00
Total Collections	38,038,136.23

Beginning Reserve Account Balance	12,607,640.14
Total Available Amount	50,645,776.37

Distributions
Total Available Amount	50,645,776.37
Basic Servicing Fee	863,181.63
Aggregate Class A Interest Distributable Amount	981,638.60
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	87,328.33
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	83,070.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	12,607,640.14
Noteholders' Regular Principal Distributable Amount	32,459,949.87
Excess Total Available Amount to the Certificateholders	3,562,967.80

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

5. Collateral Summary

A. Balances
		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	52,986	47,360	46,590
Deal Totals	Aggregate Receivables Principal Balance	1,260,764,014.07	966,027,988.39	933,568,038.52
	Aggregate Amount Financed	1,363,845,283.16	1,035,817,959.03	1,000,012,681.36

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages
	Inception Weighted Average Coupon	Beginning Weighted Average Coupon	Ending Weighted Average Coupon	Inception Weighted Average Original Maturity	Beginning Weighted Average Original Maturity	Ending Weighted Average Original Maturity	Inception Weighted Average Life	Beginning Weighted Average Life	Ending Weighted Average Life
Deal Totals	3.03000000	2.90821211	2.88943787	65.31	65.49	65.51	60.44	51.05	50.07

C. Pool Composition - Prepayments
Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	0.75%	0.88%	0.80%	0.91%	0.96%	0.87%	0.90%	0.93%	1.04%	0.91%	1.24%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2010-2

6. Charge-Off and Delinquency Rates

A. Current
	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,017,915,320.20	179,375.63	0.2115%	46,590	20	0.0429%
Preceding	1,051,422,739.38	137,382.40	0.1568%	47,360	19	0.0401%
Next Preceding	1,083,790,604.61	238,958.13	0.2646%	47,951	18	0.0375%
Three Month Average			0.2109%			0.0402%

B. Cumulative
	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate	Delinquency Stratification	Total Accounts	Total Balance
Totals	1,363,845,283.16	1,197,207.89	0.0878%	31 - 60 days	121	2,964,457.64
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-2 related to delinquencies, charge offs or uncollectible accounts.				61 - 90 days	16	512,256.00
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.				> 90 days	4	126,553.89

	Bankruptcies	Total Accounts	Total Balance
	Prior Period1	141	3,252,291.55
	Current Period	35	764,901.79
1. Prior Period Bankruptcies reflect currently active accounts. 2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period bankruptcies.	Inventory Charged Off2	19	247,447.76
	Ending Inventory	157	3,769,745.58

7. Credit Instruments

A. Reserve Accounts
Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	12,607,640.14	12,607,640.14	0.00	0.00	0.00	12,607,640.14	12,607,640.14

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	59,864,014.07
Current Overcollateralization	72,493,930.81
Overcollateralization Target	72,493,930.81
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-2.  This Servicer Certificate should not be relied upon with respect to any other security.  The information contained herein is only an indication of past performance and does not predict how AART 2010-2 will perform in the future.